Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,250,189
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	956,500
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	187,617
Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	6,772
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	133,750
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	61,500
Stillwater [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	502,500
2018 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	524,942
2018 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	17,558
2018 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	634
2018 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	750
2018 [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,500
2018 [member] | Stillwater [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	502,500
2019 - 2021 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	130,355
2019 - 2021 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,593
2019 - 2021 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,262
2019 - 2021 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,500
2022 - 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,008,194
2022 - 2023 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	956,500
2022 - 2023 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	47,466
2022 - 2023 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,728
2022 - 2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,500
After 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,148
After 2023 [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,148
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,664,639
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	956,500
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	187,617
Sub-Total [member] | Operating leases [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	6,772
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	7,750
Sub-Total [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,500
Sub-Total [member] | Stillwater [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	502,500
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000